Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Commitments and contingencies [Text Block]
28.	Commitments and contingencies

	(a)	Operating lease commitments

The Group has entered into various lease commitments for facilities and equipment. The leases expire in periods ranging from one to eight years. There are no restrictions placed on the Group by entering into these leases. Future minimum lease payments under non- cancelable operating leases recognized in operating expenses at December 31 are:

	2018	2017
Within one year	$42,019	$5,682
After one year but not more than five years	19,374	12,291
More than five years	2,055	1,781
	$63,448	$19,754

The cost of operating leases recognized as an expense amounted to $17,269 for the year ended December 31, 2018 (year ended December 31, 2017 - $4,972).

(b)	Capital commitments

As at December 31, 2018, the Group had outstanding capital commitments in Canada of approximately $2,972 primarily related to committed long-lead orders for the paste plant and Stall concentrator, all of which can be terminated by the Group, approximately $38,784 in Peru primarily related to sustaining capital costs, all of which can be terminated by the Group, and approximately $166,823 in Arizona, primarily related to its Rosemont project, of which approximately $83,180 cannot be terminated by the Group.

(c)	Contingent liabilities

Contingent liabilities

The Group is involved in various claims, litigation and other matters arising in the ordinary course and conduct of business. While it is not possible to determine the ultimate outcome of such actions at this time, and inherent uncertainties exist in predicting such outcomes, it is the Group's belief that the ultimate resolution of such actions is not reasonably likely to have a material adverse effect on its consolidated financial position or results of operations. The assessment of contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. As a result of the assessment, no significant contingent liabilities have been recorded in these consolidated financial statements

As part of the streaming agreement with Wheaton for the 777 mine, the Group must repay, with precious metals credits, the legal deposit provided by Wheaton by August 1, 2052, the expiry date of the agreement. If the legal deposit is not fully repaid with precious metals credits related to 777 production by the expiry date, a cash payment for the remaining amount will be due at the expiry date of the agreement. As a result of changes in the remaining 777 mine reserves and lower precious metals prices, there is a possibility that an amount of Wheaton’s legal deposit may not be repaid by means of 777 mine’s precious metals credits over its expected remaining mine life.

Contingent assets

There were no significant contingent assets to disclose at December 31, 2018 or December 31, 2017.